Cover	Aug. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2024
Entity File Number	333-264308
Entity Registrant Name	MEDIES
Entity Central Index Key	0001918694
Entity Tax Identification Number	98-1651594
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Flat A Floor 6
Entity Address, Address Line Two	The Hampton, Ble Pool Road
Entity Address, City or Town	Happy Valley
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	(852)
Local Phone Number	91391393
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true